Loans and advances to customers - Schedule of changes in the impairment losses for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 243,203	€ 193,716
Financial assets at end of period	283,497	243,203	€ 193,716
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,036,349	1,036,004
Financial assets at end of period	1,054,069	1,036,349	1,036,004
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,059,137	1,058,688
Financial assets at end of period	1,076,194	1,059,137	1,058,688
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net additions	13,779	14,944	13,060
Written-off assets	(13,212)	(13,847)	(12,235)
Changes in the scope of consolidation	17	(59)	0
Exchange differences and other	(947)	168	418
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	34,094	32,888	31,645
Financial assets at end of period	€ 33,731	€ 34,094	€ 32,888